Segment Information (Tables)	12 Months Ended
Nov. 30, 2015
Segment Reporting [Abstract]
Selected Information for Cruise and Tour and Other Segments
Selected information for our segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating costs and expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)		Capital expenditures	Total assets
2015
North America Cruise Brands (a)	$9,866	$5,925	$1,140	$994	$1,807		$854	$22,420
EAA Cruise Brands	5,636	3,442	695	561	938		1,265	14,076
Cruise Support	119	58	223	27	(189)		162	2,248
Tour and Other (a)	226	155	9	44	18		13	493	(b)
Intersegment elimination (a)	(133)	(133)	—	—	—		—	—
	$15,714	$9,447	$2,067	$1,626	$2,574		$2,294	$39,237
2014
North America Cruise Brands (a) (c)	$9,559	$6,436	$1,121	$961	$1,041		$1,315	$22,681
EAA Cruise Brands	6,148	3,914	725	616	893		1,054	15,228
Cruise Support	90	39	200	25	(174)		156	1,023
Tour and Other (a)	215	160	8	35	12		58	516	(b)
Intersegment elimination (a)	(128)	(128)	—	—	—		—	—
	$15,884	$10,421	$2,054	$1,637	$1,772		$2,583	$39,448
2013
North America Cruise Brands (a) (c)	$9,370	$6,460	$1,048	$929	$933		$1,350	$22,386
EAA Cruise Brands	5,906	4,137	686	599	471	(d)	642	16,126
Cruise Support	96	31	136	26	(97)		108	1,016
Tour and Other (a)	210	143	9	36	22		49	514	(b)
Intersegment elimination (a)	(126)	(126)	—	—	—		—	—
	$15,456	$10,645	$1,879	$1,590	$1,329		$2,149	$40,042

(a)
A portion of the North America cruise brands’ segment revenues includes revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by either Holland America Line or Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands’ segment revenues and operating expenses in the line “Intersegment elimination.”

(b)
Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, glass-domed railcars, which run on the Alaska Railroad, and our owned ships that we leased out under long-term charters to unaffiliated entities.

(c)	Previously reported results changed as a result of our revision of prior period financial statements as follows (see "Note 1 - General - Revision of Prior Period Financial Statements"):

	November 30, 2014			November 30, 2013
North America Cruise Brands	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Operating costs and expenses	$6,418	$18	$6,436	$6,439	$21	$6,460
Depreciation and amortization	$959	$2	$961	$927	$2	$929
Operating income	$1,061	$(20)	$1,041	$956	$(23)	$933
Total assets	$22,765	$(84)	$22,681	$22,448	$(62)	$22,386

(d)	Includes $13 million in 2013 of impairment charges related to Ibero’s trademarks.

Revenue by Geographic Area, Based on Where Guests are Sourced
Revenues by geographic areas, which are based on where our guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2015	2014	2013
North America	$8,015	$7,762	$7,738
Europe	5,133	5,676	5,426
Australia and Asia	2,256	2,097	1,772
Other	310	349	520
	$15,714	$15,884	$15,456